Authorization of the consolidated financial statements	12 Months Ended
Jun. 30, 2022
Authorization of the consolidated financial statements
Authorization of the consolidated financial statements	23.Authorization of the consolidated financial statements The consolidated financial statements were authorized for issuance by the Board of Directors on September 26, 2022.